General information	12 Months Ended
Oct. 31, 2025
Text Block [Abstract]
General information

Note 1 General information
Royal Bank of Canada and its subsidiaries (the Bank) provide diversified financial services including Personal Banking, Commercial Banking, Wealth Management, Insurance and Capital Markets products and services on a global basis. Refer to Note 26 for further details on our business segments.
The parent bank, Royal Bank of Canada, is a Schedule I Bank under the
Bank Act
(Canada) incorporated and domiciled in Canada. Our corporate headquarters are located at Royal Bank Plaza, 200 Bay Street, Toronto, Ontario, Canada and our head office is located at 1 Place Ville-Marie, Montreal, Quebec, Canada. Our common shares are listed on the Toronto Stock Exchange and New York Stock Exchange with the ticker symbol RY.
These Consolidated Financial Statements are prepared in compliance with International F inancia
l Reporting Sta
ndards
(IFRS) as issued by the International Accounting Standards Board (IASB). Unless otherwise stated, monetary amounts are stated in Canadian dollars. Tabular information is stated in millions of dollars, except as noted. These Consolidated Financial Statements also comply with Subsection 308 of the
Bank Act
(Canada), which states that, except as otherwise specified by the Office of the Superintendent of Financial Institutions Canada (OSFI), our Consolidated Financial Statements are to be prepared in accordance with IFRS. The accounting policies outlined in Note 2 have been consistently applied to all periods presented.
On December 2, 2025, the Board of Directors authorized the Consolidated Financial Statements for issue.